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                  PRUDENTIAL WORLD FUND, INC.
                        (GLOBAL SERIES)
                  (INTERNATIONAL STOCK SERIES)

                Supplement dated May 2, 1997 to
   Statement of Additional Information dated January 16, 1997

     The following information supplements the Statement of Additional Information for Prudential World Fund, Inc. (Global Series and
International Stock Series)

                    FOREIGN STOCK MARKETS HAVE OFTEN
                    OUTPERFORMED THOSE IN THE U.S.

                    Average Annual Total Returns of Major
                    World Stock Markets
                    (3/31/87 - 3/31/97)

                    HONG KONG                  19.7%
                    NETHERLANDS                17.0%
                    SWEDEN                     16.7%
                    DENMARK                    15.3%
                    BELGIUM                    14.1%
                    UNITED STATES              13.6%

                    Source: Morgan Stanley Capital International based on data retrieved from Lipper Analytical New Applications (LANA) as of 3/31/97. Morgan Stanley country indices are unmanaged indices which include those stocks making up the largest two-thirds of each country's total stock market capitalization. This chart is for illustrative purposes only and is not indicative of the past, present or future performance of any specific investment. Investors cannot invest directly in stock indices.


The following information supplements "Manager" in the Statement of Additional
Information:

Portfolio manager Peter Spano and the Mercator Asset Management team are equity specialists with more than 125 years of combined international investing experience. They primarily use a value investing style in managing the International Stock Series. Using a value investing style, International
Stock Series' managers search outside the U.S. for long-term growth from stocks deemed to be underpriced. Mercator's team accesses a substantial network of top equity analysts around the world who are experts in their local markets. The team screens more than 5,500 stocks outside the U.S., selecting approximately 50 significantly undervalued stocks with strong prospects for earnings growth.

MF115C-1 (5/2/97)